Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt principal	$ 7,086
Less: debt discount and fees	(172)
Carrying value	6,914
Secured credit facilities | Secured Debt
Debt Instrument [Line Items]
Total debt principal	5,662
New secured notes | Secured Debt
Debt Instrument [Line Items]
Total debt principal	769
Credit facilities contained within variable interest entities | Secured Debt
Debt Instrument [Line Items]
Total debt principal	655
Unsecured bonds | Unsecured bonds
Debt Instrument [Line Items]
Total debt principal	$ 0
Predecessor
Debt Instrument [Line Items]
Total debt principal		$ 8,701
Less: debt discount and fees		(2)
Carrying value		8,699
Predecessor | Secured credit facilities | Secured Debt
Debt Instrument [Line Items]
Total debt principal		5,581
Predecessor | New secured notes | Secured Debt
Debt Instrument [Line Items]
Total debt principal		0
Predecessor | Credit facilities contained within variable interest entities | Secured Debt
Debt Instrument [Line Items]
Total debt principal		786
Predecessor | Unsecured bonds | Unsecured bonds
Debt Instrument [Line Items]
Total debt principal		$ 2,334